Investment Strategy	Dec. 31, 2023
Virtus Newfleet Multi-Sector Intermediate Bond Series | Virtus Newfleet Multi-Sector Intermediate Bond Series
Prospectus [Line Items]
Strategy Narrative [Text Block]

The following disclosure is hereby added after the first sentence of the second paragraph in the “Principal Investment Strategies” section of the Summary Prospectus, the summary section of the Series’ Statutory Prospectus and the “More About Principal Investment Strategies” section of the Series’ Statutory Prospectus:

For purposes of this policy, indirect exposure to fixed income securities through investment in mutual funds that invest in such securities will be considered to be investments by the Series in fixed income securities. Mutual funds in which the Series invests may include affiliated funds that are also managed by the Series’ subadviser.

VIRTUS TACTICAL ALLOCATION SERIES | VIRTUS TACTICAL ALLOCATION SERIES
Prospectus [Line Items]
Strategy Narrative [Text Block]

The following disclosure hereby replaces the fourth sentence of the second paragraph in the “Principal Investment Strategies” section of the Summary Prospectus and the summary section of the Series’ Statutory Prospectus:

The fixed income allocation may be invested directly or indirectly in all sectors of fixed income securities, including high-yield (“junk bonds”), bank loans (which are generally floating rate and may include both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics), mortgage-backed and asset-backed, collateralized mortgage obligations, real estate mortgage investment conduits, and other pass-through securities, government, corporate, and municipal debt obligations. Indirect investment for this purpose means investment in mutual funds that invest in one or more sectors of fixed income securities, which may include affiliated funds that are also managed by the Series’ subadviser.